Summary of Significant Accounting Policies and Organization (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Basis of Presentation
(A) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information.  Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy, such as novel systems for energy-related water treatment, and processes for carbon dioxide conversion and carbon loop closure, and biological fuel cells.  Collaborations with leading research institutes, such University of Colorado, University of Wyoming, and Peking University will allow the Company to focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environmental stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

For comparison, the Company’s Form 10-Q for the quarter ended March 31, 2012 was restated.  When comparative data is used in this statement, the Company is referencing the restated Form 10-Q/A.

(A) Basis of Presentation

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy.  With collaborations with leading research institutes,  we will focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environment stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

Use of Estimates

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets.  Actual results could differ from those estimates.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At June 30, 2012 and September 30, 2011, respectively, the Company had no cash equivalents.

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At September 30, 2011 and September 30, 2010, respectively, the Company had no cash equivalents.

Loss Per Share

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share”.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share.  For the nine months ended June 30, 2012 and 2011 respectively, 575,000, and 0, shares issuable upon the exercise of warrants were not included in the computation of income per share because their inclusion is anti-dilutive.  For the nine months ended June 30, 2012 and 2011 respectively, 3,720,000, and 0, shares issuable upon the exercise of stock options were not included in the computation of income per share because their inclusion is anti-dilutive.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share.”

Diluted loss per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive, they are excluded from the calculation of diluted loss per share.  For the years ended September 30, 2011 and 2010 respectively, 1,000,000 and 0,   shares issuable upon the exercise of warrants and were not included in the computation of loss per share because their inclusion is anti-dilutive.

Property and Equipment

(E) Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for furniture and equipment.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment.

Intangible Assets

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.  Any other intangible assets deemed to have indefinite lives are not subject to amortization (See Note 2(B)).

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

Inventory

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the nine months ended June 30, 2012 and the year ended September 30, 2011, the Company recognized an impairment of $0 and $58,935 in inventory, respectively.

	June 30, 2012	September 30, 2011
Inventory	$-	$58,935
Reserve	$-	$(58,935)
Total	$-	$-

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the year ended September 30, 2011, the Company recognized an impairment of $58,935 in inventory.

	September 30, 2011	September 30, 2010
Inventory	$58,935	$-
Reserve	$(58,935)	$-
Total	$-	$-

Stock-Based Compensation

(H) Stock-Based Compensation

The Company measures the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  Compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments.  In general, the measurement date for shares issued to non-employees is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant.

(H) Stock-Based Compensation

In December 2004, the FASB issued ASC No. 718, Compensation – Stock Compensation (“ASC 718”).  Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.

Income Taxes

(I) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(I) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

	September 30, 2011	September 30, 2010

Expected income tax expense at the statutory rate of 38.55%	$(6,482,547)	$(24,991)
Tax effect of expenses that are not deductible for income
tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items	20,038	-
for income tax purposes
Change in valuation allowance	6,357,971	13,151

Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	September 30, 2011	September 30, 2010

Deferred income tax asset:
Net operating loss carryforward	6,513,599	155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes	-	-

As of September 30, 2011 and 2010 the Company has a net operating loss carryforward of approximately $19,100,000 and $404,978, respectively, available to offset future taxable income through 2031. The valuation allowance at September 30, 2011 was $6,513,599.  The valuation allowance at September 30, 2010 was $155,628. The net change in the valuation allowance for the year ended September 30, 2010 was an increase of $6,357,971.

Business Segments	(J) Business Segments The Company operates in one segment and therefore segment information is not presented.	(J) Business Segments The Company operates in one segment and therefore segment information is not presented.
Revenue Recognition

(K) Revenue Recognition

Revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company's revenue transactions include the following: additives, consulting services, royalties, and intellectual property licensing.  The Company recognizes revenue when it is realized or realizable and earned.  The timing and the amount of revenue recognized from the licensing of intellectual property depend upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations.  For the sale of multiple-element arrangements, including whereby additives, consulting or intellectual property is combined in a revenue generating transaction with other elements, the Company allocates to, and recognizes revenue from, the various elements based on their relative selling price. The Company allocates to, and recognizes revenue from, the various elements of multiple-element arrangements based on relative selling price of a deliverable, using: vendor-specific objective evidence, third-party evidence, and best estimated selling price in accordance with the selling price hierarchy.

(K) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company recognizes revenue from royalty agreements as the royalties are earned. The Company recognizes revenue from the sale of additives at the time the products are delivered.  The price is fixed and collection is reasonably assured.  The Company recognizes revenue under service agreements when the services are complete and the Company has no remaining obligations under the agreements.

Fair Value of Financial Instruments

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable approximate fair value based on the short-term maturity of these instruments as of June 30, 2012 and September 30, 2011.

The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable and accrued expenses approximate fair value based on the short-term maturity of these instruments.
The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted of accounts payable. The carrying amount of the Company's financial instruments generally approximated its fair value as of September 30, 2011, due to the short-term nature of this instrument.

Research and Development

(M) Research and Development

Under ASC No 350, goodwill and any other intangible assets deemed to have indefinite lives are not subject to amortization; however, goodwill is subject to impairment reviews, which must be performed at least annually or more frequently if events or circumstances indicate that goodwill or other indefinite lives intangibles might be impaired.

Concentration of Credit Risk

(M) Concentration of Credit Risk

At June 30, 2012, 100% of revenue was from one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $3,380,135 and $1,851,090 in excess of FDIC insurance limits as of June 30, 2012 and September 30, 2011, respectively.

(N) Concentration of Credit Risk

At September 30, 2011, 100% of sales is to one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $1,851,090 and $0 in excess of FDIC insurance limits as of September 30, 2011 and September 30, 2010, respectively.

Recent Accounting Pronouncements

(N) Recent Accounting Pronouncements

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company adopted the methodologies prescribed by this ASU in its second quarter and it did not have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of the statement did not have a material effect on the Company’s financial statements.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard did not have a material impact on the Company’s reported results of operations or financial position.

(O) Recent Accounting Pronouncements

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.